Note Allowance for loan losses (Disclosures related to loans individually evaluated for impairment) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired
Related Allowance	$ 118,072	$ 140,146
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	118,406	99,960
Impaired Financing Receivable, with Related Allowance, Recorded Investment	807,380	833,954
Recorded Investment	925,786	933,914
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	170,520	131,837
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	881,819	894,518
Unpaid Principal Balance	1,052,339	1,026,355
Covered loans
Financing Receivable, Impaired
Related Allowance		5
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		4,487
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,419
Recorded Investment		6,906
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		4,487
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		7,500
Unpaid Principal Balance		11,987
PUERTO RICO
Financing Receivable, Impaired
Related Allowance	116,523	139,508
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	114,870	97,629
Impaired Financing Receivable, with Related Allowance, Recorded Investment	801,925	829,807
Recorded Investment	916,795	927,436
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	166,082	128,490
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	875,471	889,977
Unpaid Principal Balance	1,041,553	1,018,467
PUERTO RICO | Covered loans
Financing Receivable, Impaired
Related Allowance		5
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		4,487
Impaired Financing Receivable, with Related Allowance, Recorded Investment		2,419
Recorded Investment		6,906
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		4,487
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		7,500
Unpaid Principal Balance		11,987
UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	1,549	638
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	3,536	2,331
Impaired Financing Receivable, with Related Allowance, Recorded Investment	5,455	4,147
Recorded Investment	8,991	6,478
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	4,438	3,347
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	6,348	4,541
Unpaid Principal Balance	10,786	7,888
CRE non-owner occupied | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	30,980	5,182
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	13,779	7,929
Impaired Financing Receivable, with Related Allowance, Recorded Investment	102,199	50,324
Recorded Investment	115,978	58,253
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,896	7,929
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	106,466	53,154
Unpaid Principal Balance	130,362	61,083
CRE non-owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	30,980	5,182
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	13,779	7,929
Impaired Financing Receivable, with Related Allowance, Recorded Investment	102,199	50,324
Recorded Investment	115,978	58,253
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	23,896	7,929
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	106,466	53,154
Unpaid Principal Balance	130,362	61,083
CRE owner occupied | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	12,564	16,770
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	38,955	14,897
Impaired Financing Receivable, with Related Allowance, Recorded Investment	118,253	114,163
Recorded Investment	157,208	129,060
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	63,383	16,110
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	137,193	127,855
Unpaid Principal Balance	200,576	143,965
CRE owner occupied | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	12,564	16,770
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	38,955	14,897
Impaired Financing Receivable, with Related Allowance, Recorded Investment	118,253	114,163
Recorded Investment	157,208	129,060
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	63,383	16,110
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	137,193	127,855
Unpaid Principal Balance	200,576	143,965
Commercial and industrial | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	5,699	42,784
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	21,904	24,215
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,043	145,633
Recorded Investment	63,947	169,848
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	32,922	31,972
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	43,629	148,204
Unpaid Principal Balance	76,551	180,176
Commercial and industrial | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	5,699	42,784
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	21,904	23,965
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,043	145,633
Recorded Investment	63,947	169,598
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	32,922	31,722
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	43,629	148,204
Unpaid Principal Balance	76,551	179,926
Commercial and industrial | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance		0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		250
Impaired Financing Receivable, with Related Allowance, Recorded Investment		0
Recorded Investment		250
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		250
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		0
Unpaid Principal Balance		250
Construction | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	264	363
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	10,693
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,481	2,575
Recorded Investment	2,481	13,268
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	28,994
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,878	7,980
Unpaid Principal Balance	7,878	36,974
Construction | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	264	363
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	10,693
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,481	2,575
Recorded Investment	2,481	13,268
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	28,994
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	7,878	7,980
Unpaid Principal Balance	7,878	36,974
Mortgages | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	44,029	46,111
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	42,904	36,864
Impaired Financing Receivable, with Related Allowance, Recorded Investment	429,028	398,960
Recorded Investment	471,932	435,824
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	49,455	41,554
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	473,258	429,945
Unpaid Principal Balance	522,713	471,499
Mortgages | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	42,965	45,838
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	40,232	35,658
Impaired Financing Receivable, with Related Allowance, Recorded Investment	424,885	395,911
Recorded Investment	465,117	431,569
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	45,881	39,248
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	468,240	426,502
Unpaid Principal Balance	514,121	465,750
Mortgages | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	1,064	273
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,672	1,206
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,143	3,049
Recorded Investment	6,815	4,255
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	3,574	2,306
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	5,018	3,443
Unpaid Principal Balance	8,592	5,749
Leasing | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	573	770
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,404	3,023
Recorded Investment	2,404	3,023
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,404	3,023
Unpaid Principal Balance	2,404	3,023
Leasing | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	573	770
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,404	3,023
Recorded Investment	2,404	3,023
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,404	3,023
Unpaid Principal Balance	2,404	3,023
Consumer | Credit cards | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	6,675	8,023
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	38,734	41,477
Recorded Investment	38,734	41,477
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	38,734	41,477
Unpaid Principal Balance	38,734	41,477
Consumer | Credit cards | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	6,675	8,023
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	38,734	41,477
Recorded Investment	38,734	41,477
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	38,734	41,477
Unpaid Principal Balance	38,734	41,477
Consumer | Home equity lines of credit | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	259	362
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	783	791
Impaired Financing Receivable, with Related Allowance, Recorded Investment	778	1,095
Recorded Investment	1,561	1,886
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	783	791
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	796	1,095
Unpaid Principal Balance	1,579	1,886
Consumer | Home equity lines of credit | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0
Recorded Investment	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0
Unpaid Principal Balance	0
Consumer | Home equity lines of credit | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	259	362
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	783	791
Impaired Financing Receivable, with Related Allowance, Recorded Investment	778	1,095
Recorded Investment	1,561	1,886
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	783	791
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	796	1,095
Unpaid Principal Balance	1,579	1,886
Consumer | Personal | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	16,591	19,410
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	81	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	69,043	71,825
Recorded Investment	69,124	71,825
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	81	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	69,043	71,825
Unpaid Principal Balance	69,124	71,825
Consumer | Personal | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	16,365	19,410
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	68,509	71,825
Recorded Investment	68,509	71,825
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	68,509	71,825
Unpaid Principal Balance	68,509	71,825
Consumer | Personal | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	226
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	81
Impaired Financing Receivable, with Related Allowance, Recorded Investment	534
Recorded Investment	615
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	81
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	534
Unpaid Principal Balance	615
Consumer | Auto | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	338	262
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,893	1,932
Recorded Investment	1,893	1,932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,893	1,932
Unpaid Principal Balance	1,893	1,932
Consumer | Auto | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	338	262
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,893	1,932
Recorded Investment	1,893	1,932
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,893	1,932
Unpaid Principal Balance	1,893	1,932
Consumer | Other | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	100	104
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	84
Impaired Financing Receivable, with Related Allowance, Recorded Investment	524	528
Recorded Investment	524	612
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	525	528
Unpaid Principal Balance	525	528
Consumer | Other | PUERTO RICO | Non Covered Loans
Financing Receivable, Impaired
Related Allowance	100	101
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	524	525
Recorded Investment	524	525
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	525	525
Unpaid Principal Balance	$ 525	525
Consumer | Other | UNITED STATES | Non Covered Loans
Financing Receivable, Impaired
Related Allowance		3
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		84
Impaired Financing Receivable, with Related Allowance, Recorded Investment		3
Recorded Investment		87
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance		0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance		3
Unpaid Principal Balance		$ 3